SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Summary of warrant activity
	Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2017	15,915,511	$3.34
Warrants issued in connection with private placement	2,597,420	4.50
Warrants issued to Heartland	160,714	3.50
Exercised, forfeited, or expired	(6,150,600)	(0.39)
Outstanding at June 30, 2017	12,523,045	$4.59

		Weighted-
		Average
	Warrants	Exercise Price
Outstanding at January 1, 2015	1,700,707	$1.76
Warrants issued to consultants	60,000	16.30
Warrants issued to Heartland	22,500	8.70
Warrants issued with Convertible Notes	1,180,000	2.50
Exercised, forfeited, or expired	(484,891)	(61.30)
Outstanding at December 31, 2015	2,478,316	$14.80
Warrants issued to Series B Preferred Stock	9,090,926	1.54
Warrants issued for fees	1,272,727	1.30
Warrants issued with Convertible Notes	1,145,238	2.47
Warrants issued to amend Convertible Notes	1,648,267	2.50
Additional warrants issued to Bristol	541,026	3.12
Warrants issued to SOS in connection with the Merger	200,000	2.50
Exercised, forfeited, or expired	(460,989)	(34.74)
Outstanding at December 31, 2016	15,915,511	$3.34

Share-based Compensation Arrangements by Share-based Payment Award
The fair value of each stock warrant issued is determined using the Black-Scholes-Merton pricing model based on the following variables as summarized in the table below (fair value in thousands):

	Fair Value of Warrants	Number of Warrants	Stock Price	Exercise Price	Expected Volatility	Risk Free Rate	Contractual Life
As of December 31, 2016:
Warrants issued for Series B Preferred Stock	$9,486	9,090,926	$1.30	$2.50	238%	0.78%	2 years
Warrants issued for Series B Preferred Stock offering fees	$1,590	1,272,724	$1.30	$1.30	238%	0.92%	3 years
Warrants issued with Convertible Notes	$1,446	975,051	$1.70	$1.00	245%	0.75%	2 years
Warrants issued with Convertible Notes	$277	170,187	$1.70	$1.10	245%	0.75%	3 years
Warrants issued to amend convertible debts	$1,625	1,648,270	$1.12	$2.50	203%	0.76%	3 years
Warrants issued to SOS	$170	200,000	$1.20	$25.00	199%	0.76%	3 years
Additional warrants issued to Bristol	$1,024	541,026	$3.10	$3.12	101%	1.38%	3 years

As of December 31, 2015:
Warrants issued for bridge term loan	$1,222	1,180,000	$2.48	$2.89	170%	0.20%	3 years
Warrants issued for consultants	$425	60,000	$23.30	$42.50	99%	1.29%	5 years
Warrants issued for Heartland Bank	$56	22,500	$25.00	$25.00	99%	1.29%	5 years